COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	May 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 01, 2021	Oct. 01, 2021	Apr. 01, 2020
Property, Plant and Equipment [Line Items]
Operating lease liability		$ 42,443		$ 82,707		$ 10,864	$ 9,777	$ 490,000
Operating lease effective interest rate	5.50%					5.50%	5.50%	5.50%
Lease expiration term	May 31, 2023
Reduction in ROU assets and liabilities	$ 3,250
Lease term						2 years	2 years
Operating right-of-use assets		$ 41,593		81,133	$ 237,718	$ 10,864	$ 9,777
Operating lease, weighted average remaining lease term		3 months 25 days
Operating lease payments		$ 28,244		567
Operating lease, expense		$ 50,707	$ 50,481	$ 190,547	$ 179,562
Agape Superior Living [Member]
Property, Plant and Equipment [Line Items]
Operating lease liability								$ 490,000
Operating lease effective interest rate	5.50%							5.50%
Operating lease, weighted average remaining lease term				6 months 14 days
Training Center [Member]
Property, Plant and Equipment [Line Items]
Lease expiration term	Aug. 31, 2023